Fair Value (Details 1) (USD $)	3 Months Ended				12 Months Ended							12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Derivative Financial Instruments, Liabilities [Member]	Dec. 31, 2012 Derivative Financial Instruments, Liabilities [Member]	Dec. 31, 2011 Derivative Financial Instruments, Liabilities [Member]	Dec. 31, 2013 Derivative Financial Instruments, Liabilities [Member] Convertible Notes Payable [Member]	Dec. 31, 2012 Derivative Financial Instruments, Liabilities [Member] Convertible Notes Payable [Member]	Dec. 31, 2013 Derivative Financial Instruments, Liabilities [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 Derivative Financial Instruments, Liabilities [Member] Series A Preferred Stock [Member]	Dec. 31, 2013 Derivative Financial Instruments, Assets [Member]	Dec. 31, 2012 Derivative Financial Instruments, Assets [Member]	Dec. 31, 2011 Derivative Financial Instruments, Assets [Member]	Dec. 31, 2013 Derivative Financial Instruments, Assets [Member] Convertible Notes Payable [Member]	Dec. 31, 2012 Derivative Financial Instruments, Assets [Member] Convertible Notes Payable [Member]	Dec. 31, 2013 Derivative Financial Instruments, Assets [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 Derivative Financial Instruments, Assets [Member] Series A Preferred Stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance at beginning of period	$ 1,001,385	$ 1,001,385	$ 153,776	$ 29,837					$ 0	$ 0	$ 0
Change in value of derivative liability - Series A preferred stock							(47,876)	2,089,744						0	0
Reclassification of beneficial conversion feature to additional paid in capital - Series A preferred stock							(105,900)	0						0	0
Derivative liability arising from Series A preferred stock							0	191,630						0	0
Elimination of beneficial conversion feature - Series A preferred stock							0	(2,127,598)						0	0
Derivative liability arising from issuance of convertible notes payable					1,244,351	0						0	0
Change in value of derivative liability - convertible notes	681,122				(149,398)	(28,244)						0	0
Reclassification of price protection feature to additional paid in capital - convertible notes	(1,682,507)				(93,568)	0							0
Elimination of beneficial conversion feature - convertible notes					0	(1,593)						0	0
Balance at end of period	$ 0	$ 1,001,385	$ 153,776	$ 29,837					$ 0	$ 0	$ 0